DEAR CURRENT AND FUTURE SHAREHOLDERS:

THE PORTFOLIO

At June 30, 2000, the net assets in the Large-Cap Growth Fund amounted to $2,486,601 with 192 shareholders. The top ten positions in order were: BroadCom (5.3% of the Fund's net assets), JDS Uniphase (4.4%), EMC Corp. (4.2%), Cisco Systems (3.9%), Qwest Communications (3.9%), Sanmina Corp. (3.9%), WorldCom (3.9%), AT&T Liberty Media (3.8%), Sun Microsystems (3.8%), and Altera Corp. (3.7%). The sector weightings were as follows: Technology 46.8%, Healthcare 13.4%, Financials 11.8%, Consumer Staples 10.0%, Communication Services 7.8%, Capital Goods 7.4%, Consumer Cyclicals 2.8%. The Fund outperformed the S&P 500 Index from inception (December 8, 1999) through June 30, 2000: Large-Cap Growth Fund rose 7.50% compared to the S&P 500 Index of 4.28%.

REVIEW AND OUTLOOK

The U.S. Equity markets were down in the first half of the year, for the first time since 1994. The seemingly modest 0.4% decline in the S&P 500 belies the severe individual stock volatility that occurred in the first six months of the year. The NASDAQ index was typical of the "boom/bust" movement: rising double digits in the first three months, and giving back all of the gain in the April-May period. We view the market correction as a positive event, removing the speculative excesses and paving the way for the next advance upward in the market.

The U.S. economy is beginning to slow from clearly unsustainable levels of growth, though the health of the economy is still generally sound. We see little chance of a recession this year or next. Six increases in short-term interest rates by the Federal Reserve Board, along with tightening of lending standards by commercial banks and dramatically higher energy prices, are among the causes of the slowdown. Corporate profit comparisons will be likewise slowing, however reported corporate profits should be relatively strong for the June quarter. Therefore, while additional economic data in the next month could change things, the odds now slightly favor the Fed not raising interest rates at its August meeting, though it could still act after the presidential election in November.

Spending on technology is helping to offset the slowdown in the consumer sector; 70% of the growth in industrial production in the past year has come from technology. The technology sector is responsible for approximately one-third of the growth in the U.S. economy. Investment in technology has improved the efficiency of both the business and the consumer sectors. As a result, there is increasing evidence that technology has smoothed economic cycles; inventory-led recessions are less likely. Technology's impact on productivity has helped to offset wage growth keeping inflation under control.

In sum, the U.S. is still in remarkably good shape. Our longer term thesis of low inflation, sustained economic growth with positive corporate earnings growth, aided by the technology revolution, remains very much intact. We may look back on 2000 as a year of transition, where earnings had the chance to catch up to high market valuations. Growth companies, whose earnings have some independence from general economic trends, tend to outperform the market in periods of slowing growth. Another reason for optimism is the possibility that the Federal Reserve is finished raising interest rates; in previous years the market has seen double digit increases following the last three periods of Fed tightening. Our focus continues to be on high-quality, industry leading growth companies in fundamentally attractive industries at reasonable prices with a focus on the top 100 of the S&P 500 Index.

Sincerely,

/s/ ROBERT J. VILE
Robert J. Vile
Managing Director
Trainer Wortham & Company, Inc.

Past performance is no guarantee of future results. Share prices fluctuate and you may have a gain or loss when you redeem shares.

This material is to be preceded or accompanied by a prospectus. Shares of the Trainer Wortham Funds are distributed by Provident Distributors, Inc. which is not affiliated with First Republic Bank and is not a bank. Trainer Wortham & Co., Inc. is the investment advisor to the Funds, for which it receives a fee.

SHARES OF THE FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED OR OTHERWISE SUPPORTED BY, ANY BANK, IT'S AFFILIATES, AND ARE NOT FEDERALLY INSURED, OR GUARANTEED BY THE U.S. GOVERNMENT, FEDERAL DEPOSIT INSURANCE CORPORATION, FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUND INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

TRAINER WORTHAM LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS                                            JUNE 30, 2000
--------------------------------------------------------------------------------

                                                                             MARKET
SHARES                                                                       VALUE
-------                                                                    ----------
           COMMON STOCK - 99.93%
           COMPUTER SOFTWARE & SERVICES - 17.12%
  1,025    CMGI, Inc.*.................................................    $   46,958
  1,350    EMC Corp.*..................................................       103,866
    775    Inktomi Corp.*..............................................        91,644
  1,125    Microsoft Corp.*............................................        90,000
  1,025    Sun Microsystems, Inc.*.....................................        93,211
                                                                           ----------
                                                                              425,679
                                                                           ----------
           DIVERSIFIED OPERATIONS - 6.28%
  1,650    General Electric Co. .......................................        87,450
  1,375    Home Depot, Inc. ...........................................        68,664
                                                                           ----------
                                                                              156,114
                                                                           ----------
           ELECTRONICS - SEMICONDUCTOR - 12.84%
    900    Altera Corp.*...............................................        91,744
    600    BroadCom Corp., Class A*....................................       131,363
  1,125    Sanmina Corp.*..............................................        96,188
                                                                           ----------
                                                                              319,295
                                                                           ----------
           FINANCIAL - 11.82%
    625    American International Group, Inc. .........................        73,437
  1,225    Bank of America Corp. ......................................        52,675
  1,300    Citigroup, Inc. ............................................        78,325
  1,075    Morgan Stanley, Dean Witter & Co. ..........................        89,494
                                                                           ----------
                                                                              293,931
                                                                           ----------
           MEDIA/BROADCASTING - 9.98%
  3,850    AT&T Corp. - Liberty Media Group, Class A*..................        93,362
  1,075    Clear Channel Communications, Inc.*.........................        80,625
    975    Time Warner, Inc. ..........................................        74,100
                                                                           ----------
                                                                              248,087
                                                                           ----------
           MEDICAL - PHARMACEUTICAL - 13.43%
  1,300    Amgen, Inc.*................................................        91,325
  1,300    Medtronic, Inc. ............................................        64,756
  1,350    PE Corp. - PE Biosystems Group..............................        88,931
  1,856    Pfizer, Inc.................................................        89,100
                                                                           ----------
                                                                              334,112
                                                                           ----------
           TECHNOLOGY & COMPUTERS - 7.53%
  1,525    Cisco Systems, Inc.*........................................        96,933
    675    Intel Corp. ................................................        90,239
                                                                           ----------
                                                                              187,172
                                                                           ----------

The notes to financial statements are an integral part of these statements.

TRAINER WORTHAM LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)                                JUNE 30, 2000
--------------------------------------------------------------------------------

                                                                              MARKET
 SHARES                                                                        VALUE
--------                                                                    -----------
            TELECOMMUNICATIONS - 20.93%
     900    JDS Uniphase Corp.*.........................................    $   107,887
   1,375    Lucent Technologies, Inc. ..................................         81,469
   1,500    Nokia Oyj Corp., ADR........................................         74,906
   1,050    QUALCOMM, Inc.*.............................................         63,000
   1,925    Qwest Communications International, Inc.*...................         95,648
   2,125    WorldCom, Inc.*.............................................         97,484
                                                                            -----------
                                                                                520,394
                                                                            -----------
                TOTAL COMMON STOCKS (COST $2,379,848)...................      2,484,784
                                                                            -----------
            SHORT TERM INVESTMENTS - 1.72%
  42,855    UMB Bank, Money Market Fiduciary, 4.90%
            (Cost $42,855)..............................................         42,855
                                                                            -----------
                TOTAL INVESTMENTS (COST $2,422,703**) - 101.65%.........      2,527,639
                OTHER LIABILITIES LESS OTHER ASSETS - (1.65)%...........        (41,038)
                                                                            -----------
                NET ASSETS - 100.00%....................................    $ 2,486,601
                                                                            ===========
*  Non-income producing security
** Cost for Federal income tax purposes is $2,422,703 and net unrealized appreciation consists of:
            Gross unrealized appreciation...............................    $   252,037
            Gross unrealized depreciation...............................       (147,101)
                                                                            -----------
                Net unrealized appreciation.............................    $   104,936
                                                                            ===========

The notes to financial statements are an integral part of these statements.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000
--------------------------------------------------------------------------------

                                                               LARGE-CAP
                                                              GROWTH FUND
                                                              -----------
ASSETS
  Investments in securities at market value (identified cost
    $2,422,703) (Note 1)....................................  $2,527,639
  Receivables:
    Dividends and interest..................................         366
    Capital stock sold......................................      10,100
  Other assets..............................................         171
                                                              ----------
    TOTAL ASSETS............................................   2,538,276
                                                              ----------
LIABILITIES
  Payables:
    Investment securities purchased.........................      29,350
    Advisory fee............................................         411
    Distribution fee........................................         496
  Accrued expenses..........................................      21,418
                                                              ----------
    TOTAL LIABILITIES.......................................      51,675
                                                              ----------
NET ASSETS
  (applicable to outstanding shares of 231,400; unlimited
    shares of $0.001 par value authorized)..................  $2,486,601
                                                              ==========
  Net asset value, offering and redemption price per
    share...................................................  $    10.75
                                                              ==========
SOURCE OF NET ASSETS
  Paid-in capital...........................................  $2,452,039
  Accumulated net realized loss on investments..............     (70,374)
  Net unrealized appreciation of investments................     104,936
                                                              ----------
    NET ASSETS..............................................  $2,486,601
                                                              ==========

The notes to financial statements are an integral part of these statements.

STATEMENT OF OPERATIONS
PERIOD ENDED JUNE 30, 2000
--------------------------------------------------------------------------------

                                                               LARGE-CAP
                                                              GROWTH FUND*
                                                              ------------
INVESTMENT INCOME
  Dividends.................................................    $  2,483
  Interest..................................................       1,784
                                                                --------
    TOTAL INCOME............................................       4,267
                                                                --------
EXPENSES
  Advisory fees (Note 3)....................................       6,145
  Distribution expense (Note 3).............................       2,048
  Administrator expense.....................................      10,052
  Transfer agent fees.......................................      18,956
  Bookkeeping and pricing...................................      13,703
  Insurance expense.........................................          30
  Custodian fees............................................       9,228
  Legal expense.............................................       4,723
  Registration expense......................................      19,457
  Trustees' fees and expenses...............................         282
  Reports to shareholders...................................         205
  Other.....................................................       5,753
                                                                --------
    TOTAL EXPENSES..........................................      90,582
  Expenses waived and reimbursed (Note 3)...................     (78,292)
                                                                --------
    NET EXPENSES............................................      12,290
                                                                --------
    NET INVESTMENT LOSS.....................................      (8,023)
                                                                --------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  Net realized loss from security transactions..............     (70,374)
  Net change in unrealized appreciation of investments......     104,936
                                                                --------
  Net realized and unrealized gain on investments...........      34,562
                                                                --------
  Net increase in net assets resulting from operations......    $ 26,539
                                                                ========

------------------------------------------
*Trainer Wortham Large-Cap Growth Fund commenced operations on December 8, 1999.

The notes to financial statements are an integral part of these statements.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               LARGE-CAP
                                                              GROWTH FUND
                                                              -----------
                                                                PERIOD
                                                                 ENDED
                                                               JUNE 30,
                                                                 2000*
                                                              -----------
OPERATIONS
  Net investment loss.......................................  $   (8,023)
  Net realized loss on investments..........................     (70,374)
  Net change in unrealized appreciation of investments......     104,936
                                                              ----------
  Net increase in net assets resulting from operations......      26,539
                                                              ----------
CAPITAL SHARE TRANSACTIONS
  Receipt from shares sold..................................   2,698,904
  Receipt from shares issued on reinvestment of
    distributions...........................................          --
  Shares redeemed...........................................    (238,842)
                                                              ----------
  Net increase in net assets resulting from capital share
    transactions(a).........................................   2,460,062
                                                              ----------
    Total increase in net assets............................   2,486,601
NET ASSETS
  Beginning of period.......................................          --
                                                              ----------
  End of period.............................................  $2,486,601
                                                              ==========
  (a) Transactions in capital stock were:
      Shares sold...........................................     254,536
      Shares issued on reinvestment of distributions........          --
      Shares redeemed.......................................     (23,136)
                                                              ----------
      Net increase..........................................     231,400
      Beginning balance.....................................          --
                                                              ----------
      Ending balance........................................     231,400
                                                              ==========

-------------------------------------------
*Trainer Wortham Large-Cap Growth Fund commenced operations on December 8, 1999.

The notes to financial statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The tables below set forth financial data for a share of capital stock outstanding throughout the period presented.

                                                                LARGE-CAP
                                                              GROWTH FUND(1)
                                                              --------------
                                                                  PERIOD
                                                                  ENDED
                                                                 JUNE 30,
                                                                   2000
                                                              --------------
NET ASSET VALUE, BEGINNING OF PERIOD........................       $10.00
                                                                  -------
  INCOME FROM INVESTMENT OPERATIONS
  -----------------------------------------
  Net investment loss.......................................        (0.03)
  Net gains on securities (both realized and unrealized)....         0.78
                                                                  -------
    Total from investment operations........................         0.75
                                                                  -------
NET ASSET VALUE, END OF PERIOD..............................       $10.75
                                                                  =======
TOTAL RETURN................................................        7.50%+
RATIOS/SUPPLEMENTAL DATA
----------------------------
  Net assets, end of period (in 000's)......................       $2,487
  Ratio of expenses to average net assets
    before reimbursement of expenses by Advisor.............       11.06%*
    after reimbursement of expenses by Advisor..............        1.50%*
  Ratio of net investment loss to average net assets
    before reimbursement of expenses by Advisor.............      (10.54%)*
    after reimbursement of expenses by Advisor..............       (0.98%)*
  Portfolio turnover rate...................................          33%+

-------------------------------------------
( 1 )The Large-Cap Growth Fund commenced operations on December 8, 1999.

* Annualized.

+ Since inception, not annualized.

The notes to financial statements are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 2000
--------------------------------------------------------------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Trainer Wortham Funds (the "Trust") is an open-end investment management company which currently offers shares of four series: Trainer Wortham First Mutual Fund ("First Mutual Fund"); Trainer Wortham Large-Cap Growth Fund ("Large-Cap Growth Fund"); Trainer Wortham Total Return Bond Fund ("Total Return Bond Fund"); and Trainer Wortham California Intermediate Tax-Free Fund ("California Intermediate Tax-Free Fund"). Each Fund has distinct investment objectives and policies. This Annual Report relates to the Large-Cap Growth Fund. Information on the First Mutual Fund, Total Return Bond Fund and the California Intermediate Tax-Free Fund is provided in separate reports. Large-Cap Growth Fund commenced operations on December 8, 1999. Trainer Wortham & Co., Inc., the Trust's investment advisor, has agreed to bear all of the costs incurred in connection with the organization and initial registration of the Fund's shares.

The Large-Cap Growth Fund seeks capital appreciation. The Fund invests primarily in equity securities of large capitalization companies that the Advisor believes have above average growth rates.

Due to the inherent risk in any investment program, the Fund can not ensure that its investment objectives will be realized. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Unlisted securities, or listed securities in which there were no sales, are valued at the mean of the closing bid and ask prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which approximates market value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees.

B. OTHER. As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and Federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Those differences are primarily due to different treatments for net operating losses and post-October capital losses.

C. NET ASSET VALUE PER SHARE. Net asset value per share of the capital stock of a Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The offering price and redemption price per share is the same as the net asset value per share.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          JUNE 30, 2000
--------------------------------------------------------------------------------

D. FEDERAL INCOME TAXES. It is the policy of each Fund to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, if such qualification is in the best interest of its stockholders, and to make distributions of net investment income and capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryovers) sufficient to relieve it from all, or substantially all, Federal income taxes. As of June 30, 2000, the Fund had realized $70,374 of capital losses for financial reporting purposes which have been deferred for Federal income tax purposes.

E. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, other than short-term investments, for the period ended June 30, 2000 are as follows:

                                                              PURCHASES      SALES
                                                              ----------    --------
Large-Cap Growth Fund.......................................  $2,962,591    $512,368

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Trainer Wortham & Co., Inc. (the "Advisor") is the investment advisor for the Trust pursuant to four separate investment advisory agreements (the "Agreements"). Under the terms of the Agreement, the Advisor receives an annual fee, accrued daily and paid monthly, of 0.75% of the average daily net assets of the Large-Cap Growth Fund. During the period ended June 30, 2000, the Trust accrued management fees payable to the Advisor of $6,145 on behalf of Large-Cap Growth Fund. For the period December 8, 1999 (commencement of operations) through its current fiscal year, June 30, 2000, the Advisor has voluntarily elected to waive advisory fees and reimburse other operating expenses to the extent necessary to cause total operating expenses not to exceed 1.50% for the Large-Cap Growth Fund. For the period ended June 30, 2000, the Advisor waived and reimbursed expenses amounting to $78,292 for the Large-Cap Growth Fund.

The Trust has adopted a Distribution Plan (the "Plan" or "Plans"), with respect to the Large-Cap Growth Fund, pursuant to Rule 12b-1 under the Investment Company Act of 1940, which permits the Fund to pay certain expenses associated with the distribution of its shares. The Plan provides that the Trust will reimburse Provident Distributors, Inc. (the "Distributor"), the Trust's sole Underwriter and Distributor as of December 1, 1999, for actual distribution and shareholder servicing expenses incurred by the Distributor not exceeding, on an annual basis, 0.25% of the average daily net assets of Large-Cap Growth Fund.

Certain officers and trustees of the Trust are affiliated persons of the Advisor.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
Trainer Wortham Funds
New York, New York

We have audited the statement of assets and liabilities of Trainer Wortham Large-Cap Growth Fund (one of the series constituting Trainer Wortham Funds), including the schedule of investments, as of June 30, 2000, and the related statements of operations and changes in net assets and the financial highlights for the period December 8, 1999 (commencement of operations) to June 30, 2000. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trainer Wortham Large-Cap Growth Fund series of Trainer Wortham Funds as of June 30, 2000, and the results of its operations, the changes in its net assets, and the financial highlights for the period December 8, 1999 to June 30, 2000 in conformity with generally accepted accounting principles.

                                             BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
July 27, 2000

ILLUSTRATION OF $10,000 INVESTMENT
--------------------------------------------------------------------------------

The graph below compares the increase in value of a $10,000 investment in the Trainer Wortham Large-Cap Growth Fund with the performance of the Standard & Poor's 500 Index. Unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.
[LINE CHART]

Total Return Since Inception    7.50%*

Past performance is not predictive of future performance.

                                                                   Large-Cap Growth Fund                    S&P 500 Index
12/9/99                                                                         10000.00                         10000.00
12/31/99                                                                        10820.00                         10434.00
3/31/00                                                                         12811.00                         10642.00
6/30/00                                                                         13772.00                         10280.00

* Fund commenced operations December 8, 1999.

                             TRAINER WORTHAM FUNDS
                          845 Third Avenue, 6th Floor
                               New York, NY 10022

OFFICERS                                       AUDITORS
David P. Como                                  Briggs, Bunting & Dougherty, LLP
President                                      Two Logan Square, Suite 2121
John D. Knox                                   Philadelphia, PA 19103
Vice President
Robert J. Vile
Vice President                                 CUSTODIAN
Brian J. O'Neill                               UMB Bank KC, NA
Treasurer                                      P.O. Box 412797
Kelly O'Neill                                  Kansas City, MO 64141
Secretary
                                               FUND ADMINISTRATION
INVESTMENT ADVISOR                             PFPC Inc.
Trainer Wortham & Co., Inc.                    3200 Horizon Drive
845 Third Avenue, 6th Floor                    King of Prussia, PA 19406
New York, NY 10022

Distributed by Provident Distributors, Inc., 3200 Horizon Drive, King of Prussia, PA 19406 -- DFU 8/00

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus which includes details regarding the Trust's objectives, policies, expenses and other information.

     TRUSTEES:

     Robert H. Breslin, Jr.
     David P. Como
     Raymond Eisenberg
     Todd L. Eisenberg
     David Elias
     Robert S. Lazar
     Martin S. Levine
     Timothy J. O'Hara
     James F. Twaddell

     For more complete information including
     charges and expenses, you may request
     a prospectus by calling:

                                  888.257.4450

                          [TRAINER WORTHAM FUNDS LOGO]

                   845 Third Avenue, New York, New York 10022
           888.257.4450 - Fax: 415.288.1401 - www.trainerwortham.com

                         [TRAINER, WORTHAM FUNDS LOGO]

                                 ANNUAL REPORT
                                 JUNE 30, 2000

                             LARGE-CAP GROWTH FUND

                                  888.257.4450